Financial liabilities	6 Months Ended
Jun. 30, 2021
Disclosure of financial liabilities [abstract]
Financial liabilities	Financial liabilities
a)   Breakdown
The following is a breakdown of Grupo Santander's financial liabilities, other than the balances corresponding to the Derivatives - hedge accounting heading, as of 30 June 2021 and 31 December 2020, presented by nature and categories for valuation purposes:

	EUR million
	30-06-2021			31-12-2020
	Financial liabilities held for trading	Financial liabilities designated at fair value through profit or loss	Financial liabilities at amortised cost	Financial liabilities held for trading	Financial liabilities designated at fair value through profit or loss	Financial liabilities at amortised cost
Derivatives	52,440			64,469
Short Positions	16,542			16,698
Deposits	—	48,640	1,038,892	—	43,598	990,391
Central banks	—	3,189	124,947	—	2,490	112,804
Credit institutions	—	7,446	57,823	—	6,765	62,620
Customer	—	38,005	856,122	—	34,343	814,967
Debt instruments	—	5,491	237,739	—	4,440	230,829
Other financial liabilities	—	—	33,802	—	—	26,968
Total	68,982	54,131	1,310,433	81,167	48,038	1,248,188

b)   Information on issues, repurchases or redemptions of debt instruments issued
The detail of the balance of debt instruments issued according to their nature is:

	EUR million
	30-06-2021	31-12-2020
Bonds and debentures outstanding	194,860	191,577
Subordinated	23,383	21,686
Promissory notes and other securities	24,987	22,006
Total debt instruments issued	243,230	235,269
The detail, at 30 June 2021 and 2020, of the outstanding balance of the debt instruments, excluding promissory notes, which at these dates had been issued by Banco Santander or any other Group entity is disclosed below. Also included is the detail of the changes in this balance in the first six months of 2021 and 2020:

	EUR million
	30-06-2021
	Opening balance at 01-01-21	Perimeter	Issuances or placements	Repurchases or redemptions	Exchange rate and other adjustments	Closing balance at 30-06-21
Bonds and debentures outstanding	191,577	—	33,415	(32,496)	2,364	194,860
Subordinated	21,686	—	1,578	—	119	23,383
Bonds and debentures outstanding and subordinated liabilities issued	213,263	—	34,993	(32,496)	2,483	218,243

	EUR million
	30-06-2020
	Opening balance at 01-01-20	Perimeter	Issuances or placements	Repurchases or redemptions	Exchange rate and other adjustments	Closing balance at 30-06-20
Bonds and debentures outstanding	208,455	—	39,109	(36,749)	(4,574)	206,241
Subordinated	20,878	—	1,853	(1,615)	(639)	20,477
Bonds and debentures outstanding and subordinated liabilities issued	229,333	—	40,962	(38,364)	(5,213)	226,718

At 12 May 2021, Banco Santander placed the issue contingently convertible preference shares into newly issued ordinary shares of the Bank, previously announced, for a total nominal amount of EUR 1,578 million, issued in a US Dollar Series of USD 1,000 million (EUR 828 million at the exchange rate on the day of the issue) and a Euro Series of EUR 750 million.
The issuance is carried out at par and the remuneration of PPCC, whose payment is subject to certain conditions and is also discretionary, has been fixed (i) for the Dollar Series at 4.750% per annum for the first six years, revised every five years thereafter by applying a margin of 375.3 basis points over the 5-year UST rate (5-year UST) and (ii) for the Euro Series at 4.125% per annum for the first seven years, revised every five years thereafter by applying a margin of 431.1 basis points over the applicable 5-year Euro mid-swap.
At 12 March 2020, Banco Santander proceeded to redeem early and voluntarily the entire outstanding issue of Tier 1 Contingently Convertible Preferred Participations Series I/2014, for a total nominal amount of EUR 1,500 million.
In January 2020, Banco Santander carried out a placement of contingently convertible preferred participations into newly issued ordinary shares of Banco Santander (the 'PPCCs'), excluding the pre-emptive subscription rights of its shareholders and for a nominal amount of EUR 1,500 million (the 'Issue' and the 'PPCCs').
The Issue was made at par and the remuneration of the PPCCs, the payment of which is subject to certain conditions and is also discretionary, was set at 4.375% per annum for the first six years, revised every five years thereafter by applying a margin of 453.4 basis points over the 5-year Mid-Swap Rate .
c)    Other issues guaranteed by Grupo Santander
At 30 June 2021 and 2020, there were no debt instruments issued by associates or non-Group third parties (unrelated) that had been guaranteed by Banco Santander or any other Group entity.
d)   Fair value of financial liabilities not measured at fair value
Following is a comparison between the value by which Grupo Santander’s financial liabilities are recorded that are measured using criteria other than fair value and their corresponding fair value at 30 June 2021 and 31 December 2020:

	EUR million
	30-06-2021		31-12-2020
	Carrying amount	Fair value	Carrying amount	Fair value
Deposits	1,038,892	1,037,223	990,391	990,807
Debt instruments	237,739	246,161	230,829	241,174
Liabilities	1,276,631	1,283,384	1,221,220	1,231,981
Additionally, other financial liabilities are accounted for EUR 33,802 million and EUR 26,968 million as of 30 June 2021 and 31 December 2020, respectively.
The main valuation methods and inputs used in the estimation of the fair value of the financial liabilities in the previous table are detailed in Note 50.c of the consolidated annual accounts for 2020, other than those mentioned in these interim financial statements.